Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets	The following table provides a reconciliation of changes in the fair value of private equity investments classified at FVOCI:
	2019	2018
Fair Value, Beginning of Year	38	37
Change in Fair Value (1)	14	1
Fair Value, End of Year	52	38
(1)	Changes in fair value are recorded in OCI.

Summary of Unrealized Risk Management Positions

Summary of Unrealized Risk Management Positions

	2019			2018
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net
Crude Oil	5	2	3	156	2	154
Foreign Exchange	-	-	-	-	1	(1)
Interest Rate	-	-	-	7	-	7
Total Fair Value	5	2	3	163	3	160

Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value

The following table presents the Company’s fair value hierarchy for risk management assets and liabilities carried at fair value:

As at December 31,	2019	2018
Level 2 – Prices Sourced From Observable Data or Market Corroboration	3	160

Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities

The following table provides a reconciliation of changes in the fair value of Cenovus’s risk management assets and liabilities:

	2019	2018
Fair Value of Contracts, Beginning of Year	160	(986)
Fair Value of Contracts Realized During the Year	7	1,554
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered Into During the Year	(156)	(305)
Unamortized (Amortized) Premium on Put Options	-	(16)
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	(8)	(87)
Fair Value of Contracts, End of Year	3	160

Summary of Offsetting Risk Management Positions

The following table provides a summary of the Company’s offsetting risk management positions:

	2019			2018
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net
Recognized Risk Management Positions
Gross Amount	13	10	3	277	117	160
Amount Offset	(8)	(8)	-	(114)	(114)	-
Net Amount per Consolidated Financial Statements	5	2	3	163	3	160

Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax	Changes in the following inputs to the option pricing model, with fluctuations in all other variables held constant, could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:
As at December 31, 2019	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per bbl	(129)	80
WTI Option Volatility	± five percent	(45)	42
Canadian to U.S. Dollar Foreign Exchange Rate Option Volatility	± five percent	10	(19)

As at December 31, 2018	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per bbl	(104)	71
WTI Option Volatility	± five percent	(57)	51
Canadian to U.S. Dollar Foreign Exchange Rate Option Volatility	± five percent	1	(12)

Summary of Earnings Impact of (Gains) Losses from Risk Management Positions	Earnings Impact of (Gains) Losses From Risk Management Positions
For the years ended December 31,	2019	2018	2017
Realized (Gain) Loss (1)	7	1,554	167
Unrealized (Gain) Loss (2)	149	(1,249)	729
(Gain) Loss on Risk Management From Continuing Operations	156	305	896
(1)

Realized gains and losses on risk management are recorded in the reportable segment to which the derivative instrument relates. Excludes realized risk management loss of $nil in 2019 (2018 – $nil; 2017 – $33 million loss) that were classified as discontinued operations.

(2)	Unrealized gains and losses on risk management are recorded in the Corporate and Eliminations segment.